Additional Disclosures on Financial Instruments - Movement in level 3 fair values (Details) - Level 3 € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
RDO & 2022 PIPE Warrants
Additional Disclosures on Financial Instruments
Beginning balance, Financial liabilities	€ 24,456
Changes from fair value remeasurement	25,159
Foreign exchange effects	(582)
Ending balance, Financial liabilities	49,033
May 2023 Warrants
Additional Disclosures on Financial Instruments
Issuances	(82,829)
Settlement of Initial Funding Amount on May 2023 warrants	91,811
Changes from fair value remeasurement	230,133
Foreign exchange effects	(911)
Ending balance, Financial liabilities	€ 238,204